Production costs	12 Months Ended
Dec. 31, 2025
Production Costs [Abstract]
Production costs [Text Block]

20. Production costs

The following is a summary of production costs by nature recorded by the Company during the years ended December 31, 2025 and 2024. Production costs of the AGM in the comparative period were consolidated by the Company from March 4, 2024 onwards.

	Year ended December 31,
	2025	2024
	$	$
Raw materials and consumables	52,680	47,609
Salaries and employee benefits	26,663	19,957
Contractors and consultants	79,210	28,722
Change in ore stockpiles, gold‐in‐process and gold dore inventories	(16,708)	2,266
Insurance, government fees, permits and other	24,820	17,215
Total production costs	166,665	115,769